Other intangible assets (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 44,925			₨ 20,796
Less: Impairments during the year		(53)			(110)	₨ (194)
Ending balance		44,665	$ 686		44,925	20,796
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		27,150			1,096
Add: Additions during the year	[2]	523			26,858
Less: Capitalizations during the year	[3]	(778)			0
Less: Impairments during the year	[4]	0			(38)
Effect of changes in exchange rates		132			(766)
Ending balance		₨ 27,027			₨ 27,150	₨ 1,096

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))
[2]	Additions during the year ended March 31, 2017 primarily consists of: (a) Rs.23,366, representing the consideration paid to Teva Pharmaceutical Industries Limited (“Teva”) and an affiliate of Allergan Plc (“Allergan”) to acquire eight Abbreviated New Drug Applications (“ANDAs”) in the United States (refer to Note 33 of these consolidated financial statements for further details); and (b) Rs.3,159, representing the consideration for the acquisition of exclusive U.S. rights for the development and commercialization of a clinical stage oral new chemical entity from XenoPort, Inc. (refer to Note 34 of these consolidated financial statements for further details).
[3]	ezitimibe and simvastatin tablets, representing one of the eight ANDAs acquired from Teva, was launched during the three months ended June 30, 2017. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.
[4]	Refer to “Impairment losses recorded for the year ended March 31, 2017” in this Note 8 for further details.